CONVERTIBLE NOTE (Reconciliation of Derivative Redemption Feature Measured at Fair Value on Recurring Basis) (Detail) - Derivative redemption feature [Member] ¥ in Thousands	12 Months Ended
Dec. 31, 2013 CNY (¥)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance
Fair value of the derivative redemption feature on issuance date	¥ 22,355
Change in fair value of the derivative redemption feature	26,809
Settlement of the derivate redemption feature upon IPO	¥ (49,164)
Ending Balance